Taxes (Details) - Schedule of Income Before Income Taxes and the Actual Provision of Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Before Income Taxes and the Actual Provision of Income Taxes [Abstract]
Loss before income taxes	$ (5,827,150)	$ (6,360,230)
PRC EIT rate	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (1,456,788)	$ (1,590,058)
Reconciling items:
Effect of tax holiday and preferential tax rate	488,537	422,705
Effect of tax rates in foreign jurisdictions	181,141	450,113
Change in valuation allowance	448,734	1,736,238
Effect of non-deductible expense	1,390	514
Effect of share-based compensation	337,145
Super deduction of qualified R&D expenditures		(13,255)
Income tax expense	$ 159	$ 1,006,257
Effective tax rate	0.00%	(15.82%)